united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

INVESTMENT COMPANY ACT FILE NUMBER 811-22417

DESTRA INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

443 NORTH WILLSON AVE.

BOZEMAN, MT 59715

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Robert A. Watson

C/O DFC PREFERRED ADVISORS LLC

443 North Willson Ave.

Bozeman, MT 59715

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 855-3434

DATE OF FISCALYEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2025

Item 1. Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Destra Flaherty & Crumrine Preferred and Income Fund

Class A (DPIAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Destra Flaherty & Crumrine Preferred and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature. You can also request this information by contacting us at 1-877-855-3434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.46%

How did the Fund perform during the reporting period?

⤑The preferred market faced macroeconomic headwinds over the first half of the Fund’s fiscal year, with the U.S. economy sandwiched between a strong labor market and stubborn inflation, while the Federal Reserve held off on additional rate cuts. Then the U.S. government’s announcement of sharply higher “reciprocal” tariffs in early April 2025 sent shockwaves through the market. This weakness proved short-lived, however, as many of the initial tariffs were paused or pared back to allow for negotiations with trade partners. Investors once again bought the dip, and tariff worries progressively eased throughout the ensuing months. By the end of June 2025, the preferred market had erased its initial decline and continued moving higher over subsequent months. Preferred market spreads narrowed over the back half of the Fund’s fiscal year, driven by crossover buying from investment grade and high-yield bond managers looking for incremental yield.

⤑In terms of relative performance, the Fund outperformed its benchmark over its fiscal year, due primarily to an overweight to adjustable rate (fixed-float and fixed-reset) preferreds and a corresponding underweight to fixed-rate preferreds. The ability for adjustable rate preferreds to reset their coupons (typically 5 years after issuance) tends to anchor their prices closer to par value and most continue to be called and refinanced by their issuer in today’s higher interest rate environment. In contrast, many fixed-rate preferreds have coupons that are significantly below current market yields, which is reflected in lower prices for fixed-rate preferreds.

⤑The Fund’s overweight to contingent capital (“CoCo”) securities was another significant contributor to the Fund’s outperformance of its benchmark during the Fund’s fiscal year. CoCos are issued by foreign banks, mostly from developed countries in the case of the Fund’s CoCos. These issuers continue to have healthy earnings and robust capital buffers, so investor demand was strong for CoCos, which also have a yield advantage over domestic preferreds.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Destra Flaherty & Crumrine Preferred and Income Fund A
Destra Flaherty & Crumrine Preferred and Income Fund A - with load
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$16,227
$16,157
$15,433
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24
09/30/25

	Destra Flaherty & Crumrine Preferred and Income Fund A	Destra Flaherty & Crumrine Preferred and Income Fund A - with load	ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
09/30/15	$10,000	$9,552	$10,000
09/30/16	$11,084	$10,587	$10,902
09/30/17	$11,904	$11,371	$11,696
09/30/18	$11,876	$11,344	$11,810
09/30/19	$13,049	$12,465	$12,987
09/30/20	$13,305	$12,709	$13,594
09/30/21	$14,723	$14,064	$14,830
09/30/22	$12,603	$12,039	$12,723
09/30/23	$12,764	$12,192	$13,126
09/30/24	$15,094	$14,418	$15,544
09/30/25	$16,157	$15,433	$16,227

Average Annual Total Returns

	1 Year	5 Years	10 Years
Destra Flaherty & Crumrine Preferred and Income Fund A
Without Load	7.04%	3.96%	4.91%
With Load	2.21%	3.00%	4.43%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC	4.39%	3.60%	4.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$222,052,881
  Number of Portfolio Holdings212
  Advisory Fee $1,773,066
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Corporate Debt Securities	1.3%
Money Market Funds	3.9%
Contingent Capital Securities	24.1%
Preferred Securities	70.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 74.2%
Utilities 12.4%
Energy 4.2%
Money Market Funds 3.9%
Communications 2.0%
Consumer Staples 1.7%
Consumer Discretionary 0.7%
Materials 0.5%
Health Care 0.3%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Health Care	0.3%
Materials	0.5%
Consumer Discretionary	0.7%
Consumer Staples	1.7%
Communications	2.0%
Money Market Funds	3.9%
Energy	4.2%
Utilities	12.4%
Financials	74.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.6%
Banco Santander S.A., 4.750%, 08/12/73	3.0%
Provident Financing Trust I, 7.405%, 03/15/38	2.2%
Athene Holding Ltd., 6.350%, 06/30/29	1.7%
Flagstar Financial Inc., 6.375%, 03/17/27	1.6%
Synovus Financial Corporation, 8.397%, 07/01/29	1.5%
Delphi Financial Group, Inc., 7.663%, 05/15/37	1.4%
HSBC Holdings PLC, 8.000%, 09/07/73	1.4%
Land O' Lakes, Inc., 8.000%, 09/15/65	1.4%
BNP Paribas S.A., 8.500%, 08/14/73	1.4%

Material Fund Changes

No material changes occurred during the fiscal year ended September 30, 2025.

Destra Flaherty & Crumrine Preferred and Income Fund - Class A (DPIAX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-DPIAX

Destra Flaherty & Crumrine Preferred and Income Fund

Class C (DPICX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Destra Flaherty & Crumrine Preferred and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature. You can also request this information by contacting us at 1-877-855-3434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.22%

How did the Fund perform during the reporting period?

⤑The preferred market faced macroeconomic headwinds over the first half of the Fund’s fiscal year, with the U.S. economy sandwiched between a strong labor market and stubborn inflation, while the Federal Reserve held off on additional rate cuts. Then the U.S. government’s announcement of sharply higher “reciprocal” tariffs in early April 2025 sent shockwaves through the market. This weakness proved short-lived, however, as many of the initial tariffs were paused or pared back to allow for negotiations with trade partners. Investors once again bought the dip, and tariff worries progressively eased throughout the ensuing months. By the end of June 2025, the preferred market had erased its initial decline and continued moving higher over subsequent months. Preferred market spreads narrowed over the back half of the Fund’s fiscal year, driven by crossover buying from investment grade and high-yield bond managers looking for incremental yield.

⤑In terms of relative performance, the Fund outperformed its benchmark over its fiscal year, due primarily to an overweight to adjustable rate (fixed-float and fixed-reset) preferreds and a corresponding underweight to fixed-rate preferreds. The ability for adjustable rate preferreds to reset their coupons (typically 5 years after issuance) tends to anchor their prices closer to par value and most continue to be called and refinanced by their issuer in today’s higher interest rate environment. In contrast, many fixed-rate preferreds have coupons that are significantly below current market yields, which is reflected in lower prices for fixed-rate preferreds.

⤑The Fund’s overweight to contingent capital (“CoCo”) securities was another significant contributor to the Fund’s outperformance of its benchmark during the Fund’s fiscal year. CoCos are issued by foreign banks, mostly from developed countries in the case of the Fund’s CoCos. These issuers continue to have healthy earnings and robust capital buffers, so investor demand was strong for CoCos, which also have a yield advantage over domestic preferreds.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Destra Flaherty & Crumrine Preferred and Income Fund C
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$16,227
$14,991
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Destra Flaherty & Crumrine Preferred and Income Fund C	ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Sep-2015	$10,000	$10,000
Sep-2016	$11,003	$10,902
Sep-2017	$11,727	$11,696
Sep-2018	$11,613	$11,810
Sep-2019	$12,660	$12,987
Sep-2020	$12,812	$13,594
Sep-2021	$14,074	$14,830
Sep-2022	$11,951	$12,723
Sep-2023	$12,019	$13,126
Sep-2024	$14,110	$15,544
Sep-2025	$14,991	$16,227

Average Annual Total Returns

	1 Year	5 Years	10 Years
Destra Flaherty & Crumrine Preferred and Income Fund C	6.24%	3.19%	4.13%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC	4.39%	3.60%	4.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$222,052,881
  Number of Portfolio Holdings212
  Advisory Fee $1,773,066
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Corporate Debt Securities	1.3%
Money Market Funds	3.9%
Contingent Capital Securities	24.1%
Preferred Securities	70.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Health Care	0.3%
Materials	0.5%
Consumer Discretionary	0.7%
Consumer Staples	1.7%
Communications	2.0%
Money Market Funds	3.9%
Energy	4.2%
Utilities	12.4%
Financials	74.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.6%
Banco Santander S.A., 4.750%, 08/12/73	3.0%
Provident Financing Trust I, 7.405%, 03/15/38	2.2%
Athene Holding Ltd., 6.350%, 06/30/29	1.7%
Flagstar Financial Inc., 6.375%, 03/17/27	1.6%
Synovus Financial Corporation, 8.397%, 07/01/29	1.5%
Delphi Financial Group, Inc., 7.663%, 05/15/37	1.4%
HSBC Holdings PLC, 8.000%, 09/07/73	1.4%
Land O' Lakes, Inc., 8.000%, 09/15/65	1.4%
BNP Paribas S.A., 8.500%, 08/14/73	1.4%

Material Fund Changes

No material changes occurred during the fiscal year ended September 30, 2025.

Destra Flaherty & Crumrine Preferred and Income Fund - Class C (DPICX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-DPICX

Destra Flaherty & Crumrine Preferred and Income Fund

Class I (DPIIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Destra Flaherty & Crumrine Preferred and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature. You can also request this information by contacting us at 1-877-855-3434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.21%

How did the Fund perform during the reporting period?

⤑The preferred market faced macroeconomic headwinds over the first half of the Fund’s fiscal year, with the U.S. economy sandwiched between a strong labor market and stubborn inflation, while the Federal Reserve held off on additional rate cuts. Then the U.S. government’s announcement of sharply higher “reciprocal” tariffs in early April 2025 sent shockwaves through the market. This weakness proved short-lived, however, as many of the initial tariffs were paused or pared back to allow for negotiations with trade partners. Investors once again bought the dip, and tariff worries progressively eased throughout the ensuing months. By the end of June 2025, the preferred market had erased its initial decline and continued moving higher over subsequent months. Preferred market spreads narrowed over the back half of the Fund’s fiscal year, driven by crossover buying from investment grade and high-yield bond managers looking for incremental yield.

⤑In terms of relative performance, the Fund outperformed its benchmark over its fiscal year, due primarily to an overweight to adjustable rate (fixed-float and fixed-reset) preferreds and a corresponding underweight to fixed-rate preferreds. The ability for adjustable rate preferreds to reset their coupons (typically 5 years after issuance) tends to anchor their prices closer to par value and most continue to be called and refinanced by their issuer in today’s higher interest rate environment. In contrast, many fixed-rate preferreds have coupons that are significantly below current market yields, which is reflected in lower prices for fixed-rate preferreds.

⤑The Fund’s overweight to contingent capital (“CoCo”) securities was another significant contributor to the Fund’s outperformance of its benchmark during the Fund’s fiscal year. CoCos are issued by foreign banks, mostly from developed countries in the case of the Fund’s CoCos. These issuers continue to have healthy earnings and robust capital buffers, so investor demand was strong for CoCos, which also have a yield advantage over domestic preferreds.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Destra Flaherty & Crumrine Preferred and Income Fund I
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$16,592
$16,227
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Destra Flaherty & Crumrine Preferred and Income Fund I	ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Sep-2015	$10,000	$10,000
Sep-2016	$11,130	$10,902
Sep-2017	$11,981	$11,696
Sep-2018	$11,983	$11,810
Sep-2019	$13,197	$12,987
Sep-2020	$13,490	$13,594
Sep-2021	$14,963	$14,830
Sep-2022	$12,840	$12,723
Sep-2023	$13,037	$13,126
Sep-2024	$15,457	$15,544
Sep-2025	$16,592	$16,227

Average Annual Total Returns

	1 Year	5 Years	10 Years
Destra Flaherty & Crumrine Preferred and Income Fund I	7.34%	4.23%	5.19%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC	4.39%	3.60%	4.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$222,052,881
  Number of Portfolio Holdings212
  Advisory Fee $1,773,066
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Corporate Debt Securities	1.3%
Money Market Funds	3.9%
Contingent Capital Securities	24.1%
Preferred Securities	70.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Health Care	0.3%
Materials	0.5%
Consumer Discretionary	0.7%
Consumer Staples	1.7%
Communications	2.0%
Money Market Funds	3.9%
Energy	4.2%
Utilities	12.4%
Financials	74.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.6%
Banco Santander S.A., 4.750%, 08/12/73	3.0%
Provident Financing Trust I, 7.405%, 03/15/38	2.2%
Athene Holding Ltd., 6.350%, 06/30/29	1.7%
Flagstar Financial Inc., 6.375%, 03/17/27	1.6%
Synovus Financial Corporation, 8.397%, 07/01/29	1.5%
Delphi Financial Group, Inc., 7.663%, 05/15/37	1.4%
HSBC Holdings PLC, 8.000%, 09/07/73	1.4%
Land O' Lakes, Inc., 8.000%, 09/15/65	1.4%
BNP Paribas S.A., 8.500%, 08/14/73	1.4%

Material Fund Changes

No material changes occurred during the fiscal year ended September 30, 2025.

Destra Flaherty & Crumrine Preferred and Income Fund - Class I (DPIIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-DPIIX

(b)	Not Applicable

Item 2. Code of Ethics.

The Registrant has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code. The Code is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on its audit committee, whom is “independent” within the meaning of Form N-CSR: Mr. Jeff Murphy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

The aggregate fees for professional services by Cohen & Company, Ltd. during the fiscal years 2024 and 2025 were as follows:

(a)	Audit Fees for Registrant.

Fiscal year ended September 30, 2024	$26,500
Fiscal year ended September 30, 2025	$29,500

(b)	Audit-Related Fees for Registrant. These are fees by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements that are not reported under “Audit Fees”. These fees include amounts related to Form N-17f-2 filings.

Fiscal year ended September 30, 2024	None
Fiscal year ended September 30, 2025	None

(c)	Tax Fees for Registrant. These are fees for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning. These fees include federal, excise and state tax reviews; performed by Cohen & Company, Ltd.

Fiscal year ended September 30, 2024	$11,500
Fiscal year ended September 30, 2025	$6,000

(d)	All Other Fees.

Fiscal year ended September 30, 2024	None
Fiscal year ended September 30, 2025	None

(e)	Audit Committee’s pre-approval policies and procedures.

(1)	The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2)	None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None.

(g)	None.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Destra Flaherty & Crumrine Preferred and Income Fund

Annual Financial Statements
and

Additional Information

(Form N-CSR Items 7-11)

September 30, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of September 30, 2025

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES – 70.6%
	BANKS – 26.4%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$564,937
605,000	Bank of America Corp., 6.250% to 07/26/30 then USD 5 Year Tsy + 2.351%, Series UU(2)	Baa2	613,735
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	1,012,608
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	299,217
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,544,509
1,405,000	6.750% to 02/15/30 then USD 5 Year Tsy + 2.572% Series EE(2)	Ba1	1,430,893
540,000	6.875% to 08/15/30 then USD 5 Year Tsy + 2.890% Series GG(2)	Ba1	557,048
630,000	6.950% to 02/15/30 then USD 5 Year Tsy + 2.726% Series FF(2)	Ba1	647,804
875,000	7.000% to 08/15/34 then USD 10 Year Tsy + 2.757%, Series DD(2)	Ba1	930,757
890,000	7.125% to 08/15/29 then USD 5 Year Tsy + 2.693%, Series CC(2)	Ba1	920,728
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)	Ba1	1,285,734
1,200,000	7.625% to 11/15/28 then USD 5 Year Tsy + 3.211%, Series AA(2)	Ba1	1,261,754
	Citizens Financial Group, Inc.
22,000	6.500% to 10/06/30 then USD 5 Year Tsy + 2.629%,, Series I(2)	Baa3	555,500
25,700	7.375%, Series H(2)	Baa3	679,765
	CoBank ACB
500,000	6.250% to 10/01/26 then 3-Month CME Term SOFR + 4.922%, Series I(1)(2)	BBB+(3)	501,732
420,000	7.125% to 01/01/30 then USD 5 Year Tsy + 2.818% Series M(1)(2)	BBB+(3)	435,683
72,000	Comerica, Inc., 6.875% to 10/01/30 then USD 5 Year Tsy + 3.125%, Series B(2)	Ba1	1,816,560
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	244,863
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	1,009,278
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	NR(4)	689,760
435,000	Farm Credit Bank of Texas, 7.000% to 09/15/30 then USD 5 Year Tsy + 3.010%, Series B-6(1)(2)	Baa1	457,737
17,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	442,164
165,623	Flagstar Financial Inc., 6.375% to 03/17/27 then 3-Month USD LIBOR + 3.821%, Series A(2)	B3	3,637,081
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,577,116
640,000	6.125% to 11/10/34 then USD 10 Year Tsy + 2.400%, Series Y(2)	Ba1	650,460
395,000	6.850% to 02/10/30 then USD 5 Year Tsy + 2.461%, Series Z(2)	Ba1	410,791
925,000	7.186% to 02/10/30 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	932,018
1,120,000	7.500% to 05/10/29 then USD 5 Year Tsy + 2.809%, Series X(2)	Ba1	1,183,710
2,500,000	7.560% to 02/10/30 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,516,281
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	350,286
265,000	6.250% to 10/15/30 then USD 5 Year Tsy + 2.653%, Series K(2)	Baa3	264,281
34,400	6.875% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2)	Baa3	879,264
	KeyCorp
24,728	6.125% to 12/15/26 then 3-Month CME Term SOFR + 4.154%, Series E(2)	Ba1	622,404
45,785	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2)	Ba1	1,155,613
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa3	627,463
96,311	5.625% to 12/15/26 then 3-Month CME Term SOFR + 4.282%, Series H(2)	Baa3	2,391,402
14,000	Morgan Stanley, 6.625%, Series Q(2)	Baa3	362,740

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2025

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	$462,706
2,135,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	2,153,577
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(2)	Baa2	620,660
1,800,000	6.250% to 03/15/30 then USD 7 Year Tsy + 2.808%, Series W(2)	Baa2	1,850,218
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month CME Term SOFR + 3.410%, Series C(2)	Baa3	2,216,345
89,000	6.950% to 09/15/29 then USD 5 Year Tsy + 2.771%, Series F(2)	Baa3	2,292,640
700,000	State Street Corp., 6.700% to 03/15/29 then USD 5 Year Tsy + 2.613%, Series I(2)	Baa1	729,562
	Synchrony Financial
46,000	5.625%, Series A(2)	BB-(3)	936,100
44,600	8.250% to 05/15/29 then USD 5 Year Tsy + 4.044%, Series B(2)	BB-(3)	1,154,248
127,922	Synovus Financial Corp., 8.397% to 07/01/29 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	3,370,745
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	684,118
1,098,000	Truist Financial Corp., 6.669% to 09/01/29 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa3	1,104,647
34,400	UMB Financial Corporation, 7.750% to 07/15/30 then USD 5 Year Tsy + 3.743%, Series B(2)	Baa3	955,976
	Valley National Bancorp
2,022	7.841%, 3-Month CME Term SOFR + 3.840%, Series B(2)(8)	BB-(3)	50,975
30,345	8.113%, 3-Month CME Term SOFR + 4.112%, Series A(2)(8)	BB-(3)	771,370
6,100	8.250% to 09/30/29 then USD 5 Year Tsy + 4.182%, Series C(2)	BB-(3)	159,393
20,300	WaFd, Inc., 4.875%, Series A(2)	Ba1	330,484
267	Wells Fargo & Co., 7.500%, Series L(2)(5)	Baa2	329,555
	WesBanco, Inc.
43,200	6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	Ba2	1,092,096
42,300	7.375% to 10/01/30 then USD 5 Year Tsy + 3.795%, Series B(2)	Ba2	1,073,574
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba2	292,185
	Wintrust Financial Corp.
23,800	7.875% to 07/15/30 then USD 5 Year Tsy + 3.878%, Series F(2)	BB(6)	646,408
			58,741,258
	FINANCIAL SERVICES – 3.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
440,000	6.500% to 01/31/31 then USD 5 Year Tsy + 2.441%, 01/31/56(1)	Baa2	454,537
860,000	6.950% to 03/10/30 then USD 5 Year Tsy + 2.720%, 03/10/55	Baa2	900,376
21,200	Affiliated Managers Group, Inc., 6.750%, 03/30/64	Baa1	517,280
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	1,188,472
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	738,681
1,150,000	Charles Schwab Corp., 4.000% to 06/01/26 then USD 5 Year Tsy + 3.168%, Series I(2)	Baa2	1,138,626
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba1	722,850
330,000	5.750% to 09/30/27 then 3-Month USD LIBOR + 3.598%, Series A(2)	Ba1	327,471
600,000	6.500% to 09/30/28 then 3-Month USD LIBOR + 3.436%, Series B(2)	Ba1	599,446
17,784	Stifel Financial Corp., 4.500%, Series D(2)	BB(3)	332,205
4,494	TPG Operating Group II LP, 6.950%, 03/15/64	Baa1	116,035
			7,035,979

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2025

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	INSURANCE – 18.9%
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD LIBOR + 4.195%, 05/15/58, Series A-6	Baa2	$1,554,783
	American National Group, Inc.
485,000	7.000% to 12/01/30 then USD 5 Year Tsy + 3.183%, 12/01/55	BB+(3)	500,331
9,260	10.069% to 09/01/30 then USD 5 Year Tsy + 6.297%, Series B(2)	BB+(3)	233,537
25,000	Aspen Insurance Holdings, Ltd., 5.625%(2)	Ba1	532,000
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	Baa3	458,136
147,374	6.350% to 06/30/29 then 3-Month USD LIBOR + 4.253%, Series A(2)	Baa3	3,750,668
27,440	7.250% to 03/30/29 then USD 5 Year Tsy + 2.986%, 03/30/64	Baa2	701,366
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	302,850
620,000	Corebridge Financial, Inc., 6.375% to 09/15/34 then USD 5 Year Tsy + 2.646%, 09/15/54(1)	Baa3	637,199
540,000	CVS Health Corporation 7.000%, to 03/10/30 then USD 5 Year Tsy + 2.886%, 03/10/55, Series A	Ba1	568,071
131,885	Delphi Financial Group, Inc., 7.663%, 3-Month CME Term SOFR + 3.452%, 05/15/37(8)	BBB(3)	3,198,211
670,000	Enstar Finance LLC, 5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BBB-(3)	665,974
	Enstar Group, Ltd.
45,400	7.000% to 09/01/28 then 3-Month CME Term SOFR + 4.277%, Series D(2)	BBB-(3)	1,080,520
825,000	7.500% to 04/01/35 then USD 5 Year Tsy + 3.186%, 04/01/45(1)	BBB-(3)	864,071
500,000	Equitable Holdings, Inc., 6.700% to 03/28/35 then USD 5 Year Tsy + 2.390%, 03/28/55	Baa2	521,821
196,000	Everest Reinsurance Holdings, Inc., 6.858%, 3-Month CME Term SOFR + 2.647%, 05/15/37(8)	Baa2	188,569
18,800	F&G Annuities & Life, Inc., 7.300%, 01/15/65	Ba1	460,224
465,000	Fortegra Group, Inc. 9.250% to 11/15/34 then USD 5 Year Tsy + 8.720% 11/15/64(1)	NR(4)	469,803
	Global Atlantic Fin Co.
1,370,000	4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Baa3	1,349,880
585,000	7.950% to 10/15/29 then USD 5 Year Tsy + 3.608%, 10/15/54(1)	Baa3	619,953
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2)	Ba2	325,625
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	873,058
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	815,491
6,903,000	7.800% to 03/15/37 then 3-Month CME Term SOFR + 3.838%, 03/15/37(1)	Baa3	7,903,820
	Lincoln National Corp.
15,900	9.000%, Series D(2)	Ba1	424,053
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2)	Ba1	430,565
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month CME Term SOFR + 5.802%, 04/08/38(1)	Baa2	1,927,419
1,591,000	10.750% to 08/01/39 then 3-Month CME Term SOFR + 7.810%, 08/01/39	Baa2	2,127,783
55,898	PartnerRe Ltd., 4.875%, Series J(2)	Baa2	982,407
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	4,908,716
235,000	Reinsurance Group of America, Inc., 6.650% to 09/15/35 then USD 5 Year Tsy + 2.392%, 09/15/55	Baa2	246,879
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	1,238,947
1,175,000	9.508% to 05/13/30 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	1,227,336
			42,090,066

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2025

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	UTILITIES – 12.3%
695,000	AES Corp., 7.600% to 01/15/30 then USD 5 Year Tsy + 3.201%, 01/15/55	Ba1	$721,252
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	1,476,234
40,895	8.564%, 3-Month CME Term SOFR + 4.272%, 07/01/79, Series 2019-A(8)	BB+(3)	1,042,823
535,000	AltaGas, Ltd., 7.200% to 10/15/34 then USD 5 Year Tsy + 3.573%, 10/15/54(1)	BB(3)	554,299
	American Electric Power., Inc.
1,070,000	3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	1,039,027
1,100,000	6.050% to 03/15/36 then USD 5 Year Tsy + 1.940%, 03/15/56, Series D	Baa3	1,103,882
	Dominion Energy, Inc.
625,000	4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	616,594
865,000	6.625%, to 05/15/35 then USD 5 Year Tsy + 2.207%, 05/15/55 Series C	Baa3	898,258
21,400	DTE Energy Company, 6.250%, 10/01/85, Series H	Baa3	543,346
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba1	1,688,932
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba1	476,835
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD LIBOR + 5.440%, 06/15/76, Series 2016-A	Ba2	2,824,163
960,000	Entergy Corp., 7.125% to 12/01/29 then USD 5 Year Tsy + 2.670%, 12/01/54	Baa3	1,004,825
1,025,000	EUSHI Finance, Inc., 7.625% to 12/15/29 then USD 5 Year Tsy + 3.136%, 12/15/54	Ba1	1,076,566
670,000	Evergy, Inc. 6.650% to 06/01/30 then USD 5 Year Tsy + 2.558%, 06/01/55	Baa3	687,332
355,000	NextEra Energy Capital Holdings, Inc., 6.700% to 09/01/29 then USD 5 Year Tsy + 2.364%, 09/01/54, Series Q	Baa2	367,870
605,000	Northwest Natural Holding Company, 7.000% to 09/15/35 then USD 5 Year Tsy + 2.701%, 09/15/55	BBB(3)	621,947
16,405	SCE Trust IV, 7.431%, 3-Month CME Term SOFR + 3.394%, Series J(2)(8)	Baa3	383,713
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month CME Term SOFR + 4.052%, Series K(2)	Baa3	2,878,915
39,010	SCE Trust VI, 5.000%, Series L(2)	Baa3	664,730
19,500	SCE Trust VII, 7.500%, Series M(2)	Baa3	454,350
20,500	SCE Trust VIII, 6.950%, Series N(2)	Baa3	446,080
	Sempra
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	1,418,690
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,301,248
620,000	6.400% to 10/01/34 then USD 5 Year Tsy + 2.632%, 10/01/54	Baa3	634,579
1,570,000	6.875% to 10/01/29 then USD 5 Year Tsy + 2.789%, 10/01/54	Baa3	1,627,398
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	177,800
22,400	Xcel Energy, Inc., 6.250%, 10/15/85	Baa2	558,096
			27,289,784
	ENERGY – 4.2%
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Ba1	343,849
1,252,000	6.000% to 01/15/27 then 3-Month CME Term SOFR + 4.152%, 01/15/77, Series 2016-A	Ba1	1,257,938
1,460,000	7.375% to 03/15/30 then USD 5 Year Tsy + 3.122%, 03/15/55, Series A	Baa3	1,550,183
725,000	8.500% to 01/15/34 then USD 5 Year Tsy + 4.431%, 01/15/84, Series 2023-B	Ba1	830,919
	Energy Transfer LP
420,000	6.750% to 02/15/36 then USD 5 Year Tsy + 2.475%, 02/15/56, Series B	Baa3	419,665
1,387,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba1	1,435,807

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2025

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	ENERGY (continued)
1,090,000	Phillips 66 Company, 6.200% to 03/15/36 then USD 5 Year Tsy + 2.166%, 03/15/56, Series B	Baa2	$1,094,115
505,000	South Bow Canadian Infrastructure Holdings Ltd., 7.500% to 03/01/35 then USD 5 Year Tsy + 3.667%, 03/01/55	Ba1	536,519
410,000	Sunoco, L.P., 7.875% to 09/18/30 then USD 5 Year Tsy + 4.230%, Series A(1)(2)	Ba3	417,526
1,350,000	Transcanada Trust, 5.875% to 08/15/26 then 3-Month USD LIBOR + 4.640%, 08/15/76, Series 2016-A	Ba1	1,355,982
			9,242,503
	COMMUNICATIONS – 1.6%
740,000	Bell Canada, 7.000% to 09/15/35 then USD 5 Year Tsy + 2.363%, 09/15/55, Series B	Baa3	774,100
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Ba1	1,715,570
560,000	Rogers Communications, Inc., 7.125% to 04/15/35 then USD 5 Year Tsy + 2.620%, 04/15/55	Ba1	593,917
390,000	TELUS Corporation, 7.000% to 10/15/35 then USD 5 Year Tsy + 2.709%, 10/15/55, Series B	Baa3	411,508
			3,495,095
	REITS – 2.0%
	Arbor Realty Trust, Inc.
68,190	6.250% to 10/30/26 then 3-Month CME Term SOFR + 5.440%, Series F(2)	NR(4)	1,541,094
10,859	6.375%, Series D(2)	NR(4)	201,869
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,717,292
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then 3-Month CME Term SOFR + 6.130%, Series F(2)	NR(4)	591,500
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	365,615
			4,417,370
	MISCELLANEOUS – 2.0%
700,000	FMC Corporation, 8.450% to 11/01/30 then USD 5 Year Tsy + 4.366%, 11/01/55	Ba1	739,732
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	637,000
3,115,000	8.000%, Series A(1)(2)	BB(3)	3,083,850
			4,460,582
	TOTAL PREFERRED SECURITIES (Cost $157,489,467)		156,772,637

	CONTINGENT CAPITAL SECURITIES – 24.0%
	BANKS – 24.0%
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba2	2,602,268
1,000,000	9.375% to 09/19/29 then USD 5 Year Tsy + 5.099%, Series 12(2)	Ba2	1,117,360
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	733,368
610,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	624,019
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	657,043
915,000	8.750% to 05/20/35 then USD 10 Year Tsy + 4.299%(1)(2)	Ba2	979,680
	Banco Santander SA
6,800,000	4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	6,692,874
800,000	8.000% to 08/01/34 then USD 5 Year Tsy + 3.911%(2)	Ba1	882,653
400,000	9.625% to 11/21/33 then USD 5 Year Tsy + 5.298%(1)(2)	Ba1	483,718

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2025

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Bank of Montreal
525,000	6.875% to 11/26/30 then USD 5 Year Tsy + 2.976%, 11/26/85, Series 6	Baa3	$534,943
355,000	7.300% to 11/26/34 then USD 5 Year Tsy + 3.010%, 11/26/84, Series 5	Baa3	377,310
670,000	7.700% to 05/26/29 then USD 5 Year Tsy + 3.452%, 05/26/84, Series 4	Baa3	712,790
	Bank of Nova Scotia
570,000	6.875% to 10/27/35 then USD 5 Year Tsy + 2.734%, 10/27/85, Series 7	Baa3	570,455
588,000	7.350% to 04/27/30 then USD 5 Year Tsy + 2.903%, 04/27/85, Series 6	Baa3	614,128
1,000,000	8.625% to 10/27/27 then USD 5 Year Tsy + 4.389%, 10/27/82, Series 4	Baa3	1,064,117
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba1	378,526
610,000	7.625% to 09/15/35 then SOFR 5 Year Swap + 3.686%(2)	Ba1	647,066
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2)	Ba1	402,755
545,000	9.625% to 06/15/30 then SOFR 5 Year Swap + 5.775%(2)	Ba1	619,704
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa2	602,839
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	388,629
720,000	7.375% to 09/10/34 then USD 5 Year Tsy + 3.535%(1)(2)	Ba1	754,224
1,600,000	7.450% to 06/27/35 then USD 5 Year Tsy + 3.134%, Series 1(1)(2)	Ba1	1,672,326
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1)(2)	Ba1	812,240
2,829,000	8.500% to 08/14/28 then USD 5 Year Tsy + 4.354%(1)(2)	Ba1	3,026,187
550,000	Canadian Imperial Bank of Commerce 6.950% to 01/28/30 then USD 5 Year Tsy + 2.833%, 1/28/85, Series 5	Baa3	558,866
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1)(2)	BBB-(3)	432,826
465,000	7.125% to 09/23/35 then SOFR 5 Year Swap + 3.584%(1)(2)	Baa3	475,284
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	Ba2	401,005
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,421,031
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	869,307
540,000	6.950% to 09/11/34 then USD 5 Year Tsy + 3.191%(2)	Baa3	569,702
465,000	7.050% to 12/05/30 then USD 5 Year Tsy + 2.987%(2)	Baa3	484,636
3,000,000	8.000% to 09/07/28 then USD 5 Year Tsy + 3.858%(2)	Baa3	3,185,478
2,550,000	ING Groep, 3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	2,451,047
	Lloyds Banking Group PLC
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2)	Baa3	2,512,470
	NatWest Group PLC
350,000	4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Baa3	320,779
200,000	8.125% to 05/10/34 then USD 5 Year Tsy + 3.752%(2)	Baa3	225,471
	Royal Bank of Canada
1,100,000	6.350% to 11/24/34 then USD 5 Year Tsy + 2.257%, 11/24/84, Series 5	Baa2	1,084,304
635,000	6.500% to 11/24/35 then USD 5 Year Tsy + 2.462%, 11/24/85, Series 7	Baa2	630,449
420,000	6.750% to 08/24/30 then USD 5 Year Tsy + 2.815%, 08/24/85, Series 6	Baa2	435,422
664,000	7.500% to 05/02/29 then USD 5 Year Tsy + 2.887%, 05/02/84, Series 4	Baa2	700,771

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2025

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	$892,764
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	850,286
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	252,088
1,700,000	8.500% to 09/25/34 then USD 5 Year Tsy + 4.153%(1)(2)	Ba2	1,840,944
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1)(2)	Ba2	752,726
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	376,822
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1)(2)	Ba1	1,983,529
345,000	Toronto-Dominion Bank, 7.250% to 07/31/29 then USD 5 Year Tsy + 2.977%, 07/31/84 Series 4	Baa2	363,616
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	546,609
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2)	BB(3)	790,549

	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $52,108,309)		53,360,003

	CORPORATE DEBT SECURITIES – 1.4%
	BANKS – 0.7%
$13,800	Dime Community Bancshares, Inc., 9.000% to 07/15/29 then 3-Month CME Term SOFR + 4.951%, 07/15/34	NR(4)	363,492
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	566,842
500,000	Zions Bancorp NA 6.816% then 3-Month CME Term SOFR + 2.830%, 11/19/35	BBB(3)	531,759
			1,462,093
	INSURANCE – 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(4)	454,659

	COMMUNICATIONS – 0.5%
	Qwest Corp.
12,347	6.500%, 09/01/56	Caa2	248,175
36,585	6.750%, 06/15/57	Caa2	751,822
			999,997
	TOTAL CORPORATE DEBT SECURITIES (Cost $3,087,952)		2,916,749

	SHORT-TERM INVESTMENTS – 3.9%
	MONEY MARKET FUND – 3.9%
8,750,085	Fidelity Investments Money Market Treasury Portfolio – Class I, 4.01%(7)		8,750,085
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,750,085)		8,750,085

	TOTAL INVESTMENTS – 99.9% (Cost $221,435,813)		$221,799,474
	Other Assets In Excess Of Liabilities – 0.1%		253,407
	TOTAL NET ASSETS – 100.0%		$222,052,881

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At September 30, 2025, the total value of these securities is $52,078,515, representing 23.5% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating, unaudited.

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2025

(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	Convertible security.
(6)	Fitch’s Rating, unaudited.
(7)	The rate is the annualized seven-day yield as of September 30, 2025.
(8)	The interest rate shown reflects the rate in effect as of September 30, 2025.

CME – Chicago Mercantile Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

The administrator of U.S. dollar LIBOR, ICE, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2025

Summary by Country	Value	% of Net Assets
Bermuda	$3,458,998	1.6%
Canada	21,199,604	9.5
France	12,150,524	5.5
Germany	401,005	0.2
Ireland	1,354,913	0.6
Mexico	3,596,950	1.6
Netherlands	2,451,047	1.1
Spain	11,778,872	5.3
Switzerland	1,337,157	0.6
United Kingdom	13,997,276	6.3
United States	150,073,128	67.6
Total Investments	221,799,474	99.9
Other Assets in Excess of Liabilities	253,407	0.1
Net Assets	$222,052,881	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of September 30, 2025. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Preferred Securities
Banks	$30,597,743	$28,143,515	$—	$58,741,258
Financial Services	965,520	6,070,459	—	7,035,979
Insurance	9,251,386	32,838,680	—	42,090,066
Utilities	6,972,053	20,317,731	—	27,289,784
Energy	—	9,242,503	—	9,242,503
Communications	—	3,495,095	—	3,495,095
Miscellaneous	—	4,460,582	—	4,460,582
REITS	4,417,370	—	—	4,417,370
Contingent Capital Securities
Banks	—	53,360,003	—	53,360,003
Corporate Debt Securities
Banks	363,492	1,098,601	—	1,462,093
Communications	999,997	—	—	999,997
Insurance	—	454,659	—	454,659
Short-Term Investments
Money Market Fund	8,750,085	—	—	8,750,085
Total Investments in Securities	$62,317,646	$159,481,828	$—	$221,799,474

During the year ended September 30, 2025, there were no transfers into or out of any levels.

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Statement of Assets and Liabilities
As of September 30, 2025

Assets:
Investments, at value (Cost $221,435,813)	$221,799,474
Receivables:
Fund shares sold	546,624
Interest	1,690,717
Dividends	156,271
Prepaid expenses	68,114
Total assets	224,261,200

Liabilities:
Payables:
Investments purchased	1,130,000
Capital shares redeemed	496,488
Management fees, net (see note 3)	403,143
Transfer agency fees and expenses	50,866
Professional fees	49,464
Custody fees	19,560
Distribution fees	15,189
Accounting and administration fees	10,847
Accrued other expenses	32,762
Total liabilities	2,208,319

Net assets	$222,052,881

Composition of net assets:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$239,487,569
Total distributable earnings (deficit)	(17,434,688)
Net assets	$222,052,881

Net assets:
Class I	$179,594,863
Class A	32,339,940
Class C	10,118,078
Shares outstanding:
Class I	10,468,712
Class A	1,875,651
Class C	583,262
Net asset value per share:
Class I	$17.16
Class A	17.24
Maximum offering price per share(1)	18.05
Class C	17.35

(1)	Includes a sales charge of 4.50%

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Statement of Operations
For the Year Ended September 30, 2025

Investment income:
Interest income	$10,971,716
Dividend income	3,847,570
Total investment income	14,819,286

Expenses:
Management fees (see note 3)	1,747,905
Transfer agent fees and expenses	302,912
Accounting and administration fees	182,489
Professional fees	173,951
Distribution fees Class C (see note 4)	120,725
Distribution fees Class A (see note 4)	80,512
Registration fees	70,302
Trustee fees (see note 10)	65,827
Chief financial officer fees (see note 10)	63,588
Chief compliance officer fees (see note 10)	42,385
Shareholder reporting fees	36,500
Custody fees	34,951
Interest expense	34,181
Insurance expense	29,230
Other expenses	10,286
Total expenses	2,995,744
Contractual expenses recaptured by adviser (see note 3)	25,161
Net Expenses	3,020,905
Net investment income	11,798,381

Net realized and unrealized gain (loss):
Net realized gain on:
Investments	45,483
Net change in unrealized appreciation on:
Investments	3,064,299
Net realized and unrealized gain	3,109,782
Net increase in net assets resulting from operations	$14,908,163

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Statements of Changes in Net Assets

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase in net assets resulting from operations:
Net investment income	$11,798,381	$11,139,787
Net realized gain	45,483	(1,299,610)
Net change in unrealized appreciation	3,064,299	26,417,391
Net increase in net assets resulting from operations	14,908,163	36,257,568

Distributions to shareholders:
Class I	(9,948,948)	(9,000,751)
Class A	(1,624,729)	(1,395,740)
Class C	(499,428)	(734,475)
Total distributions to shareholders	(12,073,105)	(11,130,966)

Capital transactions:
Proceeds from shares sold:
Class I	55,278,720	82,342,024
Class A	6,754,714	10,805,361
Class C	428,608	535,943
Reinvestment of distributions:
Class I	7,937,800	7,081,668
Class A	1,514,328	1,277,706
Class C	420,088	592,737
Cost of shares redeemed:
Class I	(91,496,859)	(60,379,535)
Class A	(8,679,671)	(8,863,504)
Class C	(5,183,365)	(7,620,937)
Net increase (decrease) in net assets from capital transactions	(33,025,637)	25,771,463
Total increase (decrease) in net assets	(30,190,579)	50,898,065

Net assets:
Beginning of year	252,243,460	201,345,395
End of year	$222,052,881	$252,243,460

Capital share transactions:
Shares sold:
Class I	3,267,035	5,102,790
Class A	400,254	669,135
Class C	25,358	32,566
Shares reinvested:
Class I	471,489	442,725
Class A	89,465	79,493
Class C	24,682	36,771
Shares redeemed:
Class I	(5,474,067)	(3,812,853)
Class A	(513,656)	(556,348)
Class C	(305,282)	(464,551)
Net increase (decrease) from capital share transactions	(2,014,722)	1,529,728

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated.

										Ratios to average net assets
Period Ended September 30,	Net asset value beginning of year	Net investment income(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value end of year	Total return(2)	Gross expenses	Net expenses		Net investment income		Net assets, end of year (in thousands)	Portfolio turnover rate
Class I
2025	$16.86	$0.87	$0.33	$1.20	$(0.90)	$—	$(0.90)	$17.16	7.34%	1.20%	1.21	%(3)	5.15%		$179,595	16%
2024	14.99	0.85	1.87	2.72	(0.85)	—	(0.85)	16.86	18.57	1.26	1.25	(4)	5.31	(4)	205,776	17
2023	15.60	0.82	(0.58)	0.24	(0.85)	—	(0.85)	14.99	1.53	1.24	1.24		5.31		156,961	12
2022	19.03	0.78	(3.42)	(2.64)	(0.79)	—	(0.79)	15.60	(14.19)	1.20	1.20		4.43		175,230	12
2021	17.87	0.79	1.14	1.93	(0.77)	—	(0.77)	19.03	10.92	1.14	1.14		4.20		255,392	15
Class A
2025	16.94	0.83	0.33	1.16	(0.86)	—	(0.86)	17.24	7.04	1.45	1.46	(3)	4.91		32,340	16
2024	15.06	0.81	1.88	2.69	(0.81)	—	(0.81)	16.94	18.26	1.51	1.50	(4)	5.06	(4)	32,182	17
2023	15.67	0.79	(0.59)	0.20	(0.81)	—	(0.81)	15.06	1.28	1.49	1.49		5.06		25,709	12
2022	19.11	0.74	(3.43)	(2.69)	(0.75)	—	(0.75)	15.67	(14.40)	1.45	1.45		4.21		27,277	12
2021	17.94	0.75	1.14	1.89	(0.72)	—	(0.72)	19.11	10.66	1.39	1.39		3.96		33,941	15
Class C
2025	17.04	0.70	0.34	1.04	(0.73)	—	(0.73)	17.35	6.24	2.20	2.22	(3)	4.13		10,118	16
2024	15.14	0.69	1.89	2.58	(0.68)	—	(0.68)	17.04	17.40	2.26	2.25	(4)	4.31	(4)	14,286	17
2023	15.74	0.67	(0.58)	0.09	(0.69)	—	(0.69)	15.14	0.57	2.24	2.24		4.29		18,676	12
2022	19.20	0.61	(3.46)	(2.85)	(0.61)	—	(0.61)	15.74	(15.08)	2.20	2.20		3.46		25,158	12
2021	18.02	0.61	1.15	1.76	(0.58)	—	(0.58)	19.20	9.85	2.14	2.14		3.21		31,966	15

(1)	Based on average shares outstanding during the period.
(2)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
(3)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.
(4)	The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see note 3).

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements
September 30, 2025

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010, as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2025, the Trust consists of the Destra Flaherty & Crumrine Preferred and Income Fund (the “Fund”), which commenced operations on April 12, 2011. The Fund’s investment objective is to seek total return with an emphasis on high current income. The Fund currently offers three classes of shares, Classes A, C, and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. The Fund represents shares of beneficial interest (“Shares”) in a separate portfolio of securities and other assets. The Fund has retained Flaherty & Crumrine Incorporated (“Flaherty” or the “Sub-Adviser”) to serve as its investment sub-adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company under U.S. GAAP and follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(a) Investment Valuation

The Board has approved valuation procedures for the Trust (the “Valuation Procedures”), which are used for determining the fair value of any Fund investment for which a market quotation is not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

The Board has designated DFC Preferred Advisors LLC (the “Adviser”), the investment adviser to the Fund, as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all investments of the Fund, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Trust’s outside legal counsel or other third-party consultants in their discussions and deliberations.

ASC 820 defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Fund has the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by the valuation designee. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs as outlined in the Valuation Procedures.

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value (“NAV”), the Fund values these securities at fair value as determined in accordance with the Valuation Procedures. Short-term securities with maturities of 60 days or less at time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
September 30, 2025

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Allocation of Income and Expenses

In calculating the NAV per Share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of Shares based upon the proportion of net assets of each class at the beginning of each day. The Fund is charged for those expenses that are directly attributable to each series, such as management fees and registration costs.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(d) Cash and Cash Equivalents

Cash and cash equivalents may consist of demand deposits and highly liquid investments (e.g., U.S. treasury notes) with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Fund deposits cash and cash equivalents with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law.

(e) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(f) Distributions to Shareholders

The Fund intends to pay substantially all of its net investment income to shareholders monthly. In addition, the Fund intends to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

(g) Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

(h) Segment Reporting

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
September 30, 2025

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Management Agreement

Subject to the oversight of the Trust’s Board, the Adviser is responsible for managing the investment and reinvestment of the assets of the Fund in accordance with the Fund’s investment objectives and policies and limitations and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund. The Adviser receives an annual management fee payable monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. The Fund paid management fees totaling $1,747,905 to the Adviser for the year ended September 30, 2025.

The Trust and Adviser have entered into an expense limitation agreement where the Adviser has agreed to cap expenses such that the total annual Fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, interest, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), do not exceed 1.50%, 2.25%, and 1.25% of the Fund’s average daily net assets attributable to Class A shares, Class C shares, and Class I shares, respectively (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue in effect until October 9, 2035, may be terminated or modified prior to that date only with the approval of the Board and will automatically continue in effect for successive twelve-month periods thereafter. Any fee waived and/or expense assumed by the Adviser pursuant to the Expense Limitation Agreement is subject to recovery by the Adviser for up to three years from the date the fee was waived and/or expense assumed, but no reimbursement payment will be made by the Fund if such reimbursement results in the Fund exceeding an expense ratio equal to the Fund’s then-current expense caps or the expense caps that were in place at the time the fee was waived and/or expense assumed by the Adviser.

During the year ended September 30, 2025, the Adviser recaptured $25,161 of previously waived fees and has $0 remaining waived fees to recapture. Recognition of eligibility for recapture by the Adviser is affected by the timing of fees paid and invoices received at the time of the calculation.

Sub-Advisory Agreements

Flaherty serves as the investment sub-adviser to the Fund. The Adviser has agreed to pay from its own assets an annualized sub-advisory fee, quarterly, to Flaherty in an amount equal to one half of the net management fees collected by the Adviser, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of the Fund.

Other Service Providers

UMB Fund Services, Inc. (“UMBFS”) served as the Fund’s Administrator, Accounting Agent, and Transfer Agent through October 20, 2024. Effective October 21, 2024, Ultimus Fund Solutions, LLC replaced UMBFS as the Fund’s administrator, accountant, and transfer agent. UMB Bank, N.A., (“UMB Bank”), serves as the Fund’s Custodian.

4. DISTRIBUTION AND SERVICE PLANS

The Fund’s Class A Shares and Class C Shares have adopted a Distribution Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A Shares and up to 1.00% of the average daily net assets of the Fund’s C Shares. Of the 1.00%, up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services. Under the terms of the Plan, the Fund is authorized to make payments to Destra Capital Investments, LLC, the Fund’s distributor (the “Distributor”) for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

5. FEDERAL TAX INFORMATION

The Fund qualifies and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent the Fund distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
September 30, 2025

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period. The Fund’s policy is to classify any interest or penalties associated with underpayment of federal and state income taxes as an income tax expense on the Statement of Operations.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then).

The Fund has no examinations in progress during the year ended September 30, 2025. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the year ended September 30, 2025. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At September 30, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$220,697,910
Gross unrealized appreciation	5,810,171
Gross unrealized depreciation	(4,708,607)
Net unrealized appreciation (depreciation)	$1,101,564

As of September 30, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Undistributed ordinary income	$289,497
Undistributed long-term capital gains	—
Tax distributable earnings	—
Accumulated capital and other losses	(18,825,749)
Temporary book and tax differences	—
Unrealized appreciation (depreciation) on investments	1,101,564
Total distributable earnings	$(17,434,688)

The tax character of distributions paid during the years ended September 30, 2025 and 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$12,073,105	$11,130,966
Total distributions paid	$12,073,105	$11,130,966

The difference between book basis and tax basis accumulated net investment income (loss), unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to tax adjustments for contingent capital securities, real estate investment trusts, and trust preferred securities.

At September 30, 2025, the Fund had capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

Short-term	$1,981,288
Long-term	16,844,461
Total	$18,825,749

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
September 30, 2025

To the extent that the Fund may realize future net capital gains, those gains will be offset by any unused non-expiring capital loss carryforwards. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

6. INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

Purchases	Sales
$36,884,626	$69,545,020

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A Shares are subject to an initial sales charge of up to 4.50% on purchases of less than $1,000,000. The Fund’s Shares are purchased at NAV per Share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by the Fund or its authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of Shares. Redemption requests will be processed at the next NAV per Share calculated after a redemption request is accepted.

A contingent deferred sales charge (“CDSC”) of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The CDSC may be waived for certain investors as described in the Fund’s Prospectus. For the year ended September 30, 2025, the total CDSC received by affiliates in the Fund amounted to $355.

For the year ended September 30, 2025, various broker dealers received $39,203 of sales charges from Shares Sold of the Fund. Sales charges from Shares sold of the Fund received by affiliates amounted to $8,337.

8. REVERSE REPURCHASE FACILITY

During the year ended September 30, 2025, the Fund entered into a Master Repurchase Agreement (the “MRA”) with UMB Bank, which provides that UMB Bank may from time to time, purchase certain assets from the Fund and the Fund agrees to repurchase such assets back pursuant to the MRA. Additionally, the Fund and UMB Bank have entered into a related Committed Repurchase Agreement (the “CRA” and together with the MRA, the “Agreements”), effective on December 5, 2024, and effective for one-year rolling terms. The MRA gives the Fund the right to demand that UMB Bank enter into certain repurchase transactions during the then-effective term of the CRA, pursuant to the terms of the Agreements. During the year ended September 30, 2025, there were no transactions consummated under the Agreements.

9. PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Active Management Risk — The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized, thus there is no guarantee that such decisions will produce the desired results or expected return.

Concentration Risk — The Fund intends to invest 25% or more of its total assets in securities of financial services companies. As a result, the Fund’s portfolio may be subject to greater risk and volatility than if investments had been made in a broader diversification of investments in terms of industry. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies.

Contingent Capital Securities Risk — Contingent capital securities (also known as contingent convertible securities and sometimes referred to as “CoCos”) are a form of hybrid, income-producing debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain triggers. These triggers are generally linked to regulatory capital thresholds or other regulatory actions. CoCos may provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening the Fund’s standing in a bankruptcy

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
September 30, 2025

proceeding. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (a.k.a. “junk” bonds) and, to the extent a CoCo held by the Fund undergoes a write-down, the Fund may lose some or all of its original investment in the CoCo. Performance of a CoCo issuer may, in general, be correlated with the performance of other CoCo issuers. As a result, negative information regarding one CoCo issuer may cause a corresponding decline in value of other CoCo issuers. Investments in CoCos may also lead to an increased sector concentration risk as such securities may be issued by a limited number of financial institutions (for more information, see “Concentration Risk” above). Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer — even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities, and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

Convertible Securities Risk — Convertible securities are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock convertibles). The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit Risk — Credit risk is the risk that an issuer of a debt security will be unable or unwilling to make dividend, interest or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Credit risk may be heightened for the Fund because the Fund may invest in “high-yield,” “high-risk,” or “junk” securities; such securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal.

Currency Risk — Since a portion of the Fund’s assets may be invested in securities denominated in non-U.S. currencies, changes in currency exchange rates may adversely affect the Fund’s NAV, the value of dividends and income earned, and gains and losses realized on the sale of securities. Generally, when the U.S. dollar rises in value against a non-U.S. currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a non-U.S. currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors holding securities denominated in non-U.S. currencies while a weak U.S. dollar will increase those returns.

Cybersecurity Risk — As the use of internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence, could increase the effectiveness of cyberattacks and exacerbate the risks.

Financial Services Companies Risk — Financial services companies are especially susceptible to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the financial services industry is an evolving and competitive industry that is undergoing significant change, as existing distinctions between financial segments become less clear. Such changes have resulted from various consolidations as well as the continual development of new products, structures and a changing regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Fund. Insurance companies may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Particular insurance lines will also be influenced by specific matters. Property and casualty insurer profits may be affected by events such as man-made and natural disasters (including weather catastrophe and terrorism). Life and health insurer profits may be affected by mortality risks and morbidity rates. Individual insurance companies may be subject to material risks including inadequate reserve funds to pay claims and the inability to collect from the insurance companies which insure insurance companies, so-called reinsurance carriers.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
September 30, 2025

Foreign Custody Risk — The Fund may hold foreign securities with foreign banks, agents and securities depositories appointed by the Fund’s custodian (each, a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets.

General Fund Investing Risks — The Fund is not a complete investment program and you may lose money by investing in the Fund.

High-Yield Securities Risk — High-yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. In general, high-yield securities may have a greater risk of default than other types of securities.

Income Risk — The income earned from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called preferred or debt securities, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk — Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. If interest rates rise - in particular, if long-term interest rates rise - the prices of fixed-rate securities held by the Fund will fall. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings.

Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Liquidity Risk — This Fund, like all open-end funds, is limited to investing up to 15% of its net assets in illiquid investments. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. Less liquid investments that the Fund may want to invest in may be difficult or impossible to purchase. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders.

LIBOR Risk — Certain London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. The 1-, 3- and 6-month U.S. dollar LIBOR settings continued to be published using a synthetic methodology until September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

SOFR Risk — Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
September 30, 2025

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Market Risk — Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, the spread of infectious illness (including epidemics and pandemics) or other public health issues, military conflict, changes in interest rates and perceived trends in securities prices. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Overall securities values could decline generally or could underperform other investments.

Non-Investment-Grade Securities Risk — Non-investment-grade securities are not rated within the four highest categories by certain ratings agencies. To the extent that such securities are rated lower than investment-grade or are not rated, there would be a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, those securities.

Non-U.S. Investments Risk — The Fund invests its assets in income producing and preferred non-U.S. instruments. Thus, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Non-U.S. markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in non-U.S. markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a non-U.S. country. In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the euro.

Preferred Security Risk — Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund’s agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Reverse repurchase agreements may be considered borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase and the interest received on the cash exchanged for the securities. Reverse repurchase agreements may be classified as derivatives. The Fund is not subject to the full requirements of Rule 18f-4 under the 1940 Act as a “limited derivatives user,” as defined in Rule 18f-4, and maintains a maximum derivatives exposure of 10% of its net assets. In accordance with Rule 18f-4, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions are subject to the Fund’s fundamental policy regarding borrowings. The use of derivatives generally is also subject to the operational risks including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risks including the risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
September 30, 2025

10. TRUSTEES AND OFFICERS

The Destra Fund Complex (consisting of the Trust, the Destra Multi-Alternative Fund, and the BlueBay Destra International Event-Driven Credit Fund), pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each Fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Trust does not pay compensation to Trustees who also serve in an executive officer capacity for the Trust or the Advisers. Certain officers are officers of Destra.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Trust. PINE receives an annual base fee for the services provided to the Trust. PINE is reimbursed for certain out-of-pocket expenses by the Trust. Each Fund in the Destra Fund Complex pays a portion of these fees on a pro-rata basis according to each Fund’s average net assets. Chief financial officer and chief compliance officer fees paid by the Trust for the year ended September 30, 2025, are disclosed in the Statement of Operations.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On October 30, 2025, the Fund paid a distribution of $0.0434 per Class A Share, $0.0467 per Class I Share and $0.0333 per Class C Share to shareholders of record on October 29, 2025.

At a meeting held on November 13, 2025, the Board appointed Dominic Martellaro as an Interested Trustee of the Trust.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Destra Flaherty & Crumrine Preferred and Income Fund and Board of Trustees of Destra Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Destra Investment Trust comprising of Destra Flaherty & Crumrine Preferred and Income Fund (the “Fund”) as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more investment companies advised by Destra Capital Advisors LLC or DFC Preferred Advisors LLC since 2018.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 26, 2025

Destra Flaherty & Crumrine Preferred and Income Fund
Approval of Investment Management Agreements
September 30, 2025 (Unaudited)

At a meeting held on May 15, 2025, the Board of Trustees of Destra Investment Trust (the “Trust”), including the Independent Trustees, unanimously approved: (i) a new and Investment Management Agreement (the “New Advisory Agreement”) between DFC Preferred Advisors LLC (“DFC”) and the Trust with respect to the Destra Flaherty Preferred and Income Fund (the “Preferred and Income Fund”); (ii) an interim Investment Management Agreement between DFC and the Trust with respect to the Preferred and Income Fund (the “Interim Advisory Agreement”); (iii) a new Sub-Advisory Agreement between the Trust, on behalf of the Preferred and Income Fund, Flaherty & Crumrine Incorporated (the “Flaherty”), and DFC (the “New Sub-Advisory Agreement”); and (iv) an interim Sub-Advisory Agreement between the Trust, on behalf of the Preferred and Income Fund, Flaherty, and DFC.

Consideration of Approval of New Advisory Agreement

The Board reviewed and discussed written materials that were provided in advance of the meeting and deliberated on the approval of the New Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Advisory Agreement. In considering the approval of the New Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by DFC to the Fund under the New Advisory Agreement, including the selection of the Fund’s investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by DFC including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of DFC who provide the investment advisory and/or administrative services to the Fund. The Board determined that DFC’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account DFC’s compliance policies and procedures including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services to be provided was satisfactory.

Performance

The Board reviewed the performance of the Fund over the one-year, three-year, five-year, and ten-year periods ended March 31, 2025, as compared to a peer group of funds with similar investment strategies. The Board noted that the Fund had outperformed its peer group median over the one-year and ten-year periods and underperformed its peer group median over the three-year and five-year periods. The Board also considered information related to the manner in which the peer group was selected, and additional performance information from Flaherty. The Board further discussed the Fund’s performance and concluded that the performance of the Fund over the time periods reviewed was satisfactory.

Fees and Expenses

The Board reviewed the advisory fee rate and total net expense ratio of the Fund. The Board compared the advisory fee and total net expense ratio for the Fund as compared to a peer group of funds with similar investment strategies. The Board noted that the Fund’s advisory fee and total net expense ratio were each higher than the respective peer group medians. The Board concluded that the advisory fees paid to DFC and Flaherty were reasonable and satisfactory in light of the services provided.

Comparable Accounts

The Board noted certain information provided by DFC regarding fees charged to its other clients utilizing a similar strategy to that employed by the Fund. The Board noted that DFC does not charge a lower fee for any client with a comparable investment objective to that of the Fund.

Economies of Scale

The Board reviewed the structure of the Fund’s investment management under the New Advisory Agreement. The Board determined that, based on the Fund’s current assets and projections for future growth in such assets, DFC is not currently experiencing economies of scale with respect to the Fund at this time.

Profitability

The Board discussed the information related to DFC’s retrospective profitability analysis for 2024 and projected profitability analysis for 2025, from its management of the Fund. The Board considered assumptions regarding changes in assets

Destra Flaherty & Crumrine Preferred and Income Fund
Approval of Investment Management Agreements (continued)
September 30, 2025 (Unaudited)

under management and how those changes may impact profitability. The Board determined that the profitability of DFC was not unreasonable.

Other Benefits

The Board also considered other benefits potentially received by DFC from its management of the Fund, including, selling and servicing other open-end or closed-end funds in parallel with the Fund, cross-selling opportunities to existing clients, and efficiencies in marketing the Fund alongside DFC’s other product offerings. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

Conclusion

In considering the approval of the New Advisory Agreement, the Board evaluated the factors and information described above, as well as information concerning DFC and the Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board, including all the Independent Trustees, concluded the New Advisory Agreement would be in the best interest of the Fund and its shareholders and approved the New Advisory Agreement.

Consideration of Approval of Interim Advisory Agreement

In approving the Interim Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Compensation: The compensation to be received under the Interim Advisory Agreement is the same compensation as is being received under the current advisory agreement between DFC and the Fund (the “Current Advisory Agreement); and

Scope and Quality of the Services: The scope and quality of services under the Interim Advisory Agreement are the same as those under the Current Advisory Agreement.

After further discussion, and based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board, including the Independent Trustees, unanimously determined that entering into the Interim Advisory Agreement was in the best interests of the Fund and its shareholders.

Consideration of Approval of New Sub-Advisory Agreement

The Board reviewed and discussed written materials that were provided in advance of the meeting and deliberated on the approval of the New Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Sub-Advisory Agreement. In considering the approval of the New Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by Flaherty to the Fund under the New Sub-Advisory Agreement, including the selection of the Fund’s investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by Flaherty including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of Flaherty who provide the investment advisory and/or administrative services to the Fund. The Board determined that Flaherty’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account Flaherty’s compliance policies and procedures. The Board concluded that the overall quality of the advisory and administrative services to be provided was satisfactory.

Performance

The Board reviewed the performance of the Fund over the one-year, three-year, five-year, and ten-year periods ended March 31, 2025, as compared to a peer group of funds with similar investment strategies. The Board noted that the Fund had outperformed its peer group median over the one-year and ten-year periods and underperformed its peer group median over the three-year and five-year periods. The Board also considered information related to the manner in which

Destra Flaherty & Crumrine Preferred and Income Fund
Approval of Investment Management Agreements (continued)
September 30, 2025 (Unaudited)

the peer group was selected, and additional performance information from Flaherty. The Board further discussed the Fund’s performance and concluded that the performance of the Fund over the time periods reviewed was satisfactory.

Fees and Expenses

The Board reviewed the advisory fee rate and total net expense ratio of the Fund. The Board compared the advisory fee and total net expense ratio for the Fund as compared to a peer group of funds with similar investment strategies. The Board noted that the Fund’s advisory fee and total net expense ratio were each higher than the respective peer group medians. The Board concluded that the advisory fees paid to DFC and Flaherty were reasonable and satisfactory in light of the services provided.

Comparable Accounts

The Board noted certain information provided by Flaherty regarding fees charged to its other clients utilizing a similar strategy to that employed by the Fund. The Board concluded that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Flaherty’s other clients employing a comparable strategy to the Fund were not indicative of any unreasonableness with respect to the sub-advisory fee to be paid by the Adviser.

Economies of Scale

The Board reviewed the structure of the Fund’s investment management under the New Sub-Advisory Agreement. The Board determined that, based on the Fund’s current assets and projections for future growth in such assets, Flaherty is not currently experiencing economies of scale with respect to the Fund at this time.

Profitability

The Board discussed the information related to Flaherty’s projected profitability analysis for 2025 from its management of the Fund. The Board considered assumptions regarding the Fund’s assets under management and how the Fund’s asset levels may impact profitability. The Board determined that the profitability of Flaherty was not unreasonable.

Other Benefits

The Board also considered other benefits potentially received by Flaherty from its management of the Fund, including, that Flaherty may benefit from marketing opportunities for Flaherty’s other products. The Board concluded that the sub-advisory fees were reasonable in light of the fall-out benefits.

Conclusion

In considering the approval of the New Sub-Advisory Agreement, the Board evaluated the factors and information described above, as well as information concerning Flaherty and the Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board, including all the Independent Trustees concluded the New Sub-Advisory Agreement would be in the best interest of the Fund and its shareholders and approved the New Sub-Advisory Agreement.

Consideration of Approval of Interim Sub-Advisory Agreement

In approving the Interim Sub-Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Compensation: The compensation to be received under the Interim Sub-Advisory Agreement is the same compensation as is being received under the current sub-advisory agreement among DFC, Flaherty, and the Fund (the “Current Sub-Advisory Agreement); and

Scope and Quality of the Services: The scope and quality of services under the Interim Sub-Advisory Agreement are the same as those under the Current Sub-Advisory Agreement.

After further discussion, and based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board, including the Independent Trustees, unanimously determined that entering into the Interim Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Destra Flaherty & Crumrine Preferred and Income Fund
Additional Information
September 30, 2025 (Unaudited)

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Fund or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the period ended September 30, 2025, the Fund had 48.00% of dividends paid from net investment income qualify for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income — For the period ended September 30, 2025, the Fund had 81.94%, of dividends paid from net investment income designated as qualified dividend income.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is included in the Notes to Financials in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT.

This information is included in approval of investment advisory agreement in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics that is subject to Item 2 is attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 302 of Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Investment Trust

By	(Signature and Title)
/s/ Robert A. Watson
Robert A. Watson, President/Principal Executive Officer

Date	12/09/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Robert A. Watson
Robert A. Watson, President/Principal Executive Officer

Date	12/09/2025

By	(Signature and Title)
/s/ Derek Mullins
Derek Mullins, Treasurer/Principal Financial Officer

Date	12/09/2025